LEASES	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
LEASES

NOTE 7 -LEASES

Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2030, certain leases contain renewal options as defined in the agreements.

TAT leases its factory in Gedera from TAT Industries until the end of 2024. During 2021, the company negotiated with the landlord an agreement for the early termination of such lease. A termination agreement was signed between TAT and the landlord in January 2022. Pursuant to such agreement, it was agreed that TAT will vacate the facility in Gedera on March 31, 2022. Due to the execution of such agreement, the company wrote off operating ROU assets of $1.8 million and lease liability of $3.3 million as of December 31, 2021. Net income resulting from the write-off of such lease assets and liability was allocated to operating restructuring expenses.

The lease cost was as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Operating lease expenses	2,080	2,158

     Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Operating cash flows from operating leases	2,226	2,158
Right-of-use assets obtained in exchange for lease obligations (non-cash)	399	1,756

During 2021 the company established a new business unit which provided to the company’s customers leasing services of APU engines. The result of this business unit is reported as part of the company's activity in MRO services for aviation components.

F - 30

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 7 -LEASES (CONT)

Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	3,114	6,767

Current operating lease liabilities	1,169	1,614
Non-current operating lease liabilities	1,989	5,758
Total operating lease liabilities	3,158	7,372

Weighted Average Remaining Lease Term
Operating leases - Israel	2 years	4 years
Operating leases – United States	5 years	5 years

Weighted Average discount rate
Operating leases - Israel	4.5%	4.5%
Operating leases – United States	4.84%	4.84%

As of December 31, 2021, the maturities of lease liabilities were as follows:

Year	Amount
2022	$1,221
2023	757
2024	643
2025	241
2026	241
2027 and after	182
Total lease payments	3,285
Less imputed interest	(127)
Total	$3,158